Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of components of cash
The following is a table summarizing the components of our cash and cash equivalents as of December 31, 2021 and 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
Cash at banks	$228,732	$185,879
Cash on vessels	1,683	1,632
	$230,415	$187,511